Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Financial Assets and Financial Liabilities
15.	Financial Assets and Financial Liabilities

The carrying amounts and fair value of financial instruments, except for cash and cash equivalents, by line item in the Consolidated Statements of Financial Position and by category as defined in IAS39 Financial Instruments: Recognition and Measurement as of December 31, 2016 and 2017 are as follows:

The fair value is not disclosed for those financial instruments whose fair value approximates their carrying amount due to their short-term and/or variable-interest bearing nature among those not measured at fair value in the Consolidated Statements of Financial Position. Refer to Note 26 Fair Value Measurements for more details on the fair value information of the financial instruments whose fair value is disclosed in this footnote.

			(In millions of yen)

	December 31, 2016		December 31, 2017
Items	Book value	Fair value	Book value	Fair value
Financial assets
Trade and other receivables
Loans and receivables	28,167		42,892

Other financial assets, current
Loans and receivables
Time deposits	764		12,002
Short-term loans	2		206
Corporate bonds and other debt instruments	4,012		849
Available-for-sale financial assets	1,000	1,000	6	6
Office security deposits	1,170		195
Other	4		—

Total	6,952		13,258

Other financial assets, non-current
Held-to-maturity investments(1)	280	294	280	291
Loans and receivables
Time deposits	10,000	10,000	—	—
Corporate bonds and other debt instruments	2,632	2,632	7,986	8,036
Guarantee deposits(1)	3,447		726
Office security deposits	4,858	4,739	5,709	5,546
Financial assets at fair value through profit or loss
Conversion right and redemption right of preferred stock	325	325	1,862	1,862
Available-for-sale financial assets(2)	14,141	14,141	15,388	15,388
Other	32		133

Total	35,715		32,084

			(In millions of yen)

	December 31, 2016		December 31, 2017
Items	Book value	Fair value	Book value	Fair value
Financial liabilities
Trade and other payables
Financial liabilities measured at amortized cost	21,532		28,810

Other financial liabilities, current
Financial liabilities measured at amortized cost
Deposits received	2,572		5,730
Short-term borrowings(3)	21,925		22,224
Others	—		49

Total	24,497		28,003

Other financial liabilities non-current
Financial liabilities at fair value through profit or loss
Put option liabilities	—	—	486	486
Financial liabilities measured at amortized cost
Office security deposits received under sublease agreement	—	—	23	23
Others	—		93

Total	—		602

(1)

The Japanese Payment Services Act requires non-banking entities that engage in business activities involving advance payments from end users to secure a certain amount of money equal to or more than one half of the unused balance of virtual credits purchased by the end users as of the most recent base date set on March 31 and September 30 of each year, either by depositing or entrusting a cash reserve or government bonds with the Legal Affairs Bureau, or by concluding a guarantee contract with a financial institution. If deposits are made, they are recorded as guarantee deposits. If guarantee contracts are entered into, guarantee fees equal to the contractual amount times a guarantee fee rate are incurred. In accordance with the Japanese Payment Services Act, the Group had deposited cash of 3,445 million yen and 635 million yen as of December 31, 2016 and 2017, respectively. The Group also had deposited investments in Japanese government bonds of 280 million yen and 280 million yen as of December 31, 2016 and 2017, respectively, which the Group intends to hold until maturity for this purpose. In addition, the Group had credit guarantee contracts with banks for 10,100 million yen with a guarantee fee rate of 0.1% and for 12,500 million yen with a weighted average guarantee fee rate of 0.1% as of December 31, 2016 and 2017, respectively, to comply with the Japanese Payment Services Act.

(2)

Impairment losses of 293 million yen and 1,761 million yen were recognized for available-for-sale financial assets for the year ended December 31, 2016 and 2017, respectively. Also, gain on sale of 751 million yen was recognized for available-for-sale financial assets for the year ended December 31, 2017.

(3)	The weighted average interest rate of the remaining outstanding short-term borrowings as of December 31, 2016 and 2017 was 0.1% and 0.1%, respectively.